Share-Based Payments - Table 3 (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Nonvested shares, Beginning Balance, Shares	668
Nonvested shares, Beginning Balance, Weighted-Average Grant Date Fair Value	$ 13.84
Granted, Shares	1,900
Granted, Weighted-Average Grant Date Fair Value	$ 8.23	$ 16.37	$ 7.85
Vested, Shares	565
Vested, Weighted-Average Grant Date Fair Value	$ 14.86
Forfeited, Shares	114
Forfeited, Weighted-Average Grant Date Fair Value	$ 8.22
Nonvested shares, Ending Balance, Shares	1,889	668
Nonvested shares, Ending Balance, Weighted-Average Grant Date Fair Value	$ 8.23	$ 13.84